Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALGER GLOBAL EQUITY FUND
Entity Central Index Key	0001219064
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000024981 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Global Equity Fund
Class Name	Class A
Trading Symbol	CHUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class A / CHUSX)	$155	1.30%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Global Equity Fund Class A returned 38.05%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 33.40% return of the MSCI ACWI Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Consumer Discretionary sectors provided the largest contributions to relative performance. NVIDIA Corp.; MakeMyTrip Ltd.; Eli Lilly and Co.; Amazon.com, Inc.; and American Express Co. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Energy sectors were the largest detractors from relative performance. Verbio SE; Edenred SA; BYD Company Ltd.; Trex Company, Inc.; and Schlumberger Ltd. were the top five detractors to absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing	Positive	Global central banks initiated interest rate cuts to stimulate economic growth. In the U.S., the Federal Reserve began its rate-cutting cycle in September with a 50-basis point reduction.
Corporate Governance Reform	Positive	During the reporting period there was a growing trend, especially in Asian countries, to enhance corporate governance. This trend was most evident in Japan with reductions in cross-shareholdings, increases in board independence, transparency around compensation, and initiated capital returns for buybacks and dividends. This trend helped boost equity valuations and subsequently shareholder returns.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, global equity markets experienced a brief sell-off due to U.S. growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The U.S. unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low. Additionally, an unexpected rate hike by the Bank of Japan led to a rapid unwinding of the yen carry trade, further intensifying the sell-off in global equities.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Global Equity Fund Class A	30.78%	9.74%	6.52%
Alger Global Equity Fund Class A—excluding sales load	38.05%	10.93%	7.10%
MSCI ACWI Index	33.40%	11.61%	9.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 21,584,182
Holdings Count | Holding	44	[1]
Advisory Fees Paid, Amount	$ 164,216
Investment Company Portfolio Turnover	93.65%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$21,584,182
Total number of portfolio holdings[1]	44
Portfolio turnover rate as of the end of the reporting period	93.65%
Total advisory fees paid	$164,216
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	6.9%
Consumer Discretionary	19.5%
Consumer Staples	7.1%
Energy	3.8%
Financials	8.5%
Healthcare	12.8%
Industrials	13.3%
Information Technology	20.2%
Materials	5.2%
Real Estate	1.3%
Short-Term Investments and Other Net Assets	1.4%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Alexi Makkas of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
Effective August 6, 2024, the name of the Fund changed from Alger Global Focus Fund to Alger Global Equity Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective February 29, 2024, Fred Alger Management, LLC has contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Fund’s Class A Shares to 0.40% of the class’s average daily net assets.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Name [Text Block]	Effective August 6, 2024, the name of the Fund changed from Alger Global Focus Fund to Alger Global Equity Fund.
Material Fund Change Expenses [Text Block]
Effective February 29, 2024, Fred Alger Management, LLC has contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Fund’s Class A Shares to 0.40% of the class’s average daily net assets.

Material Fund Change Adviser [Text Block]	Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Alexi Makkas of Redwood replaced the Fund's previous portfolio managers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000060632 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Global Equity Fund
Class Name	Class C
Trading Symbol	CHUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class C / CHUCX)	$270	2.28%

Expenses Paid, Amount	$ 270
Expense Ratio, Percent	2.28%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Global Equity Fund Class C returned 36.65%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 33.40% return of the MSCI ACWI Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Consumer Discretionary sectors provided the largest contributions to relative performance. NVIDIA Corp.; MakeMyTrip Ltd.; Eli Lilly and Co.; Amazon.com, Inc.; and American Express Co. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Energy sectors were the largest detractors from relative performance. Verbio SE; Edenred SA; BYD Company Ltd.; Trex Company, Inc.; and Schlumberger Ltd. were the top five detractors to absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing	Positive	Global central banks initiated interest rate cuts to stimulate economic growth. In the U.S., the Federal Reserve began its rate-cutting cycle in September with a 50-basis point reduction.
Corporate Governance Reform	Positive	During the reporting period there was a growing trend, especially in Asian countries, to enhance corporate governance. This trend was most evident in Japan with reductions in cross-shareholdings, increases in board independence, transparency around compensation, and initiated capital returns for buybacks and dividends. This trend helped boost equity valuations and subsequently shareholder returns.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, global equity markets experienced a brief sell-off due to U.S. growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The U.S. unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low. Additionally, an unexpected rate hike by the Bank of Japan led to a rapid unwinding of the yen carry trade, further intensifying the sell-off in global equities.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Global Equity Fund Class C	35.65%	10.05%	6.46%
Alger Global Equity Fund Class C—excluding contingent deferred sales charge	36.65%	10.05%	6.46%
MSCI ACWI Index	33.40%	11.61%	9.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 21,584,182
Holdings Count | Holding	44	[2]
Advisory Fees Paid, Amount	$ 164,216
Investment Company Portfolio Turnover	93.65%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$21,584,182
Total number of portfolio holdings[1]	44
Portfolio turnover rate as of the end of the reporting period	93.65%
Total advisory fees paid	$164,216
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	6.9%
Consumer Discretionary	19.5%
Consumer Staples	7.1%
Energy	3.8%
Financials	8.5%
Healthcare	12.8%
Industrials	13.3%
Information Technology	20.2%
Materials	5.2%
Real Estate	1.3%
Short-Term Investments and Other Net Assets	1.4%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Alexi Makkas of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
Effective August 6, 2024, the name of the Fund changed from Alger Global Focus Fund to Alger Global Equity Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective February 29, 2024, Fred Alger Management, LLC has contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Fund’s Class C Shares to 1.45% of the class’s average daily net assets.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Name [Text Block]	Effective August 6, 2024, the name of the Fund changed from Alger Global Focus Fund to Alger Global Equity Fund.
Material Fund Change Expenses [Text Block]
Effective February 29, 2024, Fred Alger Management, LLC has contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Fund’s Class C Shares to 1.45% of the class’s average daily net assets.

Material Fund Change Adviser [Text Block]	Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Alexi Makkas of Redwood replaced the Fund's previous portfolio managers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000127110 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Global Equity Fund
Class Name	Class I
Trading Symbol	AFGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class I / AFGIX)	$146	1.23%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Global Equity Fund Class I returned 38.15% for the fiscal twelve-month period ended October 31, 2024, compared to the 33.40% return of the MSCI ACWI Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Consumer Discretionary sectors provided the largest contributions to relative performance. NVIDIA Corp.; MakeMyTrip Ltd.; Eli Lilly and Co.; Amazon.com, Inc.; and American Express Co. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Energy sectors were the largest detractors from relative performance. Verbio SE; Edenred SA; BYD Company Ltd.; Trex Company, Inc.; and Schlumberger Ltd. were the top five detractors to absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing	Positive	Global central banks initiated interest rate cuts to stimulate economic growth. In the U.S., the Federal Reserve began its rate-cutting cycle in September with a 50-basis point reduction.
Corporate Governance Reform	Positive	During the reporting period there was a growing trend, especially in Asian countries, to enhance corporate governance. This trend was most evident in Japan with reductions in cross-shareholdings, increases in board independence, transparency around compensation, and initiated capital returns for buybacks and dividends. This trend helped boost equity valuations and subsequently shareholder returns.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, global equity markets experienced a brief sell-off due to U.S. growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The U.S. unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low. Additionally, an unexpected rate hike by the Bank of Japan led to a rapid unwinding of the yen carry trade, further intensifying the sell-off in global equities.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Global Equity Fund Class I	38.15%	11.19%	7.36%
MSCI ACWI Index	33.40%	11.61%	9.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 21,584,182
Holdings Count | Holding	44	[3]
Advisory Fees Paid, Amount	$ 164,216
Investment Company Portfolio Turnover	93.65%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$21,584,182
Total number of portfolio holdings[1]	44
Portfolio turnover rate as of the end of the reporting period	93.65%
Total advisory fees paid	$164,216
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	6.9%
Consumer Discretionary	19.5%
Consumer Staples	7.1%
Energy	3.8%
Financials	8.5%
Healthcare	12.8%
Industrials	13.3%
Information Technology	20.2%
Materials	5.2%
Real Estate	1.3%
Short-Term Investments and Other Net Assets	1.4%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Alexi Makkas of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
Effective August 6, 2024, the name of the Fund changed from Alger Global Focus Fund to Alger Global Equity Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective February 29, 2024, Fred Alger Management, LLC has contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Fund’s Class I Shares to 0.40% of the class’s average daily net assets.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Name [Text Block]	Effective August 6, 2024, the name of the Fund changed from Alger Global Focus Fund to Alger Global Equity Fund.
Material Fund Change Expenses [Text Block]
Effective February 29, 2024, Fred Alger Management, LLC has contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Fund’s Class I Shares to 0.40% of the class’s average daily net assets.

Material Fund Change Adviser [Text Block]	Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Alexi Makkas of Redwood replaced the Fund's previous portfolio managers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000127111 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Global Equity Fund
Class Name	Class Z
Trading Symbol	AFGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class Z / AFGZX)	$119	1.00%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Global Equity Fund Class Z returned 38.42% for the fiscal twelve-month period ended October 31, 2024, compared to the 33.40% return of the MSCI ACWI Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Consumer Discretionary sectors provided the largest contributions to relative performance. NVIDIA Corp.; MakeMyTrip Ltd.; Eli Lilly and Co.; Amazon.com, Inc.; and American Express Co. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Energy sectors were the largest detractors from relative performance. Verbio SE; Edenred SA; BYD Company Ltd.; Trex Company, Inc.; and Schlumberger Ltd. were the top five detractors to absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing	Positive	Global central banks initiated interest rate cuts to stimulate economic growth. In the U.S., the Federal Reserve began its rate-cutting cycle in September with a 50-basis point reduction.
Corporate Governance Reform	Positive	During the reporting period there was a growing trend, especially in Asian countries, to enhance corporate governance. This trend was most evident in Japan with reductions in cross-shareholdings, increases in board independence, transparency around compensation, and initiated capital returns for buybacks and dividends. This trend helped boost equity valuations and subsequently shareholder returns.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, global equity markets experienced a brief sell-off due to U.S. growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The U.S. unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low. Additionally, an unexpected rate hike by the Bank of Japan led to a rapid unwinding of the yen carry trade, further intensifying the sell-off in global equities.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Global Equity Fund Class Z	38.42%	11.44%	7.58%
MSCI ACWI Index	33.40%	11.61%	9.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 21,584,182
Holdings Count | Holding	44	[4]
Advisory Fees Paid, Amount	$ 164,216
Investment Company Portfolio Turnover	93.65%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$21,584,182
Total number of portfolio holdings[1]	44
Portfolio turnover rate as of the end of the reporting period	93.65%
Total advisory fees paid	$164,216
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	6.9%
Consumer Discretionary	19.5%
Consumer Staples	7.1%
Energy	3.8%
Financials	8.5%
Healthcare	12.8%
Industrials	13.3%
Information Technology	20.2%
Materials	5.2%
Real Estate	1.3%
Short-Term Investments and Other Net Assets	1.4%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Alexi Makkas of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
Effective August 6, 2024, the name of the Fund changed from Alger Global Focus Fund to Alger Global Equity Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective February 29, 2024, Fred Alger Management, LLC has contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Fund’s Class Z Shares to 0.19% of the class’s average daily net assets.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Name [Text Block]	Effective August 6, 2024, the name of the Fund changed from Alger Global Focus Fund to Alger Global Equity Fund.
Material Fund Change Expenses [Text Block]
Effective February 29, 2024, Fred Alger Management, LLC has contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Fund’s Class Z Shares to 0.19% of the class’s average daily net assets.

Material Fund Change Adviser [Text Block]	Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Alexi Makkas of Redwood replaced the Fund's previous portfolio managers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger

[1]	Excludes Money Market Funds.
[2]	Excludes Money Market Funds.
[3]	Excludes Money Market Funds.
[4]	Excludes Money Market Funds.